iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobiles  —  2 .0%
Thor Industries, Inc. ....................... 3,925 $ 366,791
a
Banks  —  17 .1%
First Hawaiian, Inc. ....................... 22,557 468,283
FNB Corp. ............................. 35,512 485,804
JPMorgan Chase & Co. .................... 2,793 564,912
Pinnacle Financial Partners, Inc. ............... 7,171 573,967
Synovus Financial Corp. .................... 13,430 539,752
Webster Financial Corp. .................... 10,762 469,116
3,101,834
a
Building Products  —  2 .3%
Builders FirstSource, Inc.
(a)
.................. 2,987 413,431
a
Capital Markets  —  13 .9%
Affiliated Managers Group, Inc. ............... 2,710 423,383
Interactive Brokers Group, Inc. , Class A .......... 4,891 599,637
Janus Henderson Group PLC ................ 14,909 502,582
State Street Corp. ........................ 5,552 410,848
Stifel Financial Corp. ...................... 6,808 572,893
2,509,343
a
Chemicals  —  5 .1%
LyondellBasell Industries NV , Class A ........... 4,446 425,304
Westlake Corp. .......................... 3,401 492,533
917,837
a
Consumer Finance  —  5 .4%
Capital One Financial Corp. .................. 3,715 514,342
Discover Financial Services .................. 3,477 454,826
969,168
a
Diversified Telecommunication Services  —  5 .8%
AT&T, Inc. .............................. 25,471 486,751
Frontier Communications Parent, Inc.
(a) (b)
......... 21,795 570,593
1,057,344
a
Electric Utilities  —  4 .2%
Avangrid, Inc. ........................... 10,782 383,085
Pinnacle West Capital Corp. ................. 4,987 380,907
763,992
a
Entertainment  —  0 .7%
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 3,120 119,402
a
Ground Transportation  —  1 .9%
Schneider National, Inc. , Class B .............. 14,146 341,767
a
Household Durables  —  3 .3%
Toll Brothers, Inc. ......................... 5,138 591,795
a
Insurance  —  16 .0%
Axis Capital Holdings Ltd. ................... 7,547 533,196
CNA Financial Corp. ....................... 10,519 484,610
Old Republic International Corp. ............... 16,141 498,757
Security Shares Value
a
Insurance (continued)
Principal Financial Group, Inc. ................ 5,357 $ 420,257
Unum Group ............................ 8,376 428,097
White Mountains Insurance Group Ltd.
(b)
......... 293 532,513
2,897,430
a
Media  —  1 .5%
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
12,480 276,557
a
Metals & Mining  —  4 .2%
Cleveland-Cliffs, Inc.
(a)
..................... 24,361 374,916
Nucor Corp. ............................ 2,477 391,564
766,480
a
Office REITs  —  2 .3%
Cousins Properties, Inc. .................... 17,818 412,487
a
Oil, Gas & Consumable Fuels  —  2 .6%
Kinder Morgan, Inc. , Class P ................. 23,592 468,773
a
Paper & Forest Products  —  2 .5%
Louisiana-Pacific Corp. ..................... 5,418 446,064
a
Passenger Airlines  —  1 .7%
Alaska Air Group, Inc.
(a)
..................... 7,652 309,141
a
Real Estate Management & Development  —  2 .1%
Zillow Group, Inc. , Class C , NVS
(a)
............. 8,083 374,970
a
Specialty Retail  —  2 .2%
AutoNation, Inc.
(a)
......................... 2,468 393,350
a
Technology Hardware, Storage & Peripherals  —  2 .8%
Hewlett Packard Enterprise Co. ............... 24,182 511,933
a
Total Long-Term Investments — 99.6%
(Cost: $ 18,768,970 ) ................................. 18,009,889
a
Short-Term Securities
Money Market Funds  —  3 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(c) (d) (e)
...................... 526,362 526,520
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................ 49,649 49,649
a
Total Short-Term Securities — 3.2%
(Cost: $ 576,158 ) ................................... 576,169
Total Investments — 102.8%
(Cost: $ 19,345,128 ) ................................. 18,586,058
Liabilities in Excess of Other Assets — ( 2 .8 ) % ............... (505,840)
Net Assets — 100.0% ................................. $ 18,080,218
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Focused Value Factor ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,058,182  $ —  $ (531,434)
(a)
$ (257) $ 29  $ 526,520  526,362  $ 486
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 35,635  14,014
(a)
—  —  —  49,649  49,649  845  —
$ (257) $ 29
$ 576,169
$ 1,331  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 6 09/20/24 $ 62 $ 1,004

iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,009,889  $ —  $ —  $ 18,009,889
Short-Term Securities
Money Market Funds ...................................... 576,169  —  —  576,169
$ 18,586,058  $ —  $ —  $ 18,586,058
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,004  $ —  $ —  $ 1,004
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)